S000055437 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Active Equity Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 651
Expense Example, No Redemption, 3 Years	1,090
Expense Example, No Redemption, 5 Years	1,554
Expense Example, No Redemption, 10 Years	2,833
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	835
Expense Example, No Redemption, 5 Years	1,491
Expense Example, No Redemption, 10 Years	3,053
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	$ 2,183